L-3 Holdings' Earnings Per Share - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Shares excluded from computation of diluted earnings per share and employee stock purchase plan contributions	0.9	3.2	3.2